Fair Values of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit	$ 528	$ 532
Other guarantees carrying value	200	263
Changes to fair value of these MLHFS	$ 73	$ (60)	$ 84
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	671.00%
Weighted Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	1.00%